Note 8 - Vessels and Advances, Net (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Carrying Capacity of Vessels at Period End (TEU)	519,530	512,989
Deferred Rent Recognized	$ 46,500	$ 0	$ 0
Gain (Loss) on Sale Vessels	0	0	117,544
Vessels Impairment Loss	$ 0	$ 0	$ 0
Number of Vessels Provided as Collaterals to Secure Loans	60
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,358,507
Number of Unencumbered Vessels	6
New York Capital Management Global Advisors LLC [Member] | Arkadia [Member]
Business Acquisition, Percentage of Voting Interests Acquired			51.00%
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)	3,800
Maersk Puelo [member]
Carrying Capacity of Vessels at Period End (TEU)	6,541
Deferred Rent Recognized	$ 46,500
Six newbuild container vessels [member]
Carrying Capacity of Vessels at Period End (TEU)	3,100
Number of Vessels Under Construction	6
Time Charter Assumed, Amortization Period (Year)	8 years
Maersk Puelo and Six newbuild container vessels [member]
Payments to Acquire Productive Assets	$ 55,848
Arkadia [Member]
Carrying Capacity of Vessels at Period End (TEU)			1,550
Business Combination, Consideration Transferred			$ 4,692
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill			320
Oakland [Member]
Gain (Loss) on Sale Vessels			$ 87,965